UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008
                                                -----------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ardsley Advisory Partners
           --------------------------------------------------
Address:   262 Harbor Drive, 4th Floor
           --------------------------------------------------
           Stamford, CT 06902
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:     28-04639
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven Napoli
           --------------------------------------------------
Title:     Partner
           --------------------------------------------------
Phone:     203-564-4230
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Steven Napoli               Stamford, CT            2/13/09
       ------------------------   ---------------------------  ---------
             [Signature]               [City, State]             [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  none

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        58
                                               -------------

Form 13F Information Table Value Total:        $298,453
                                               -------------
                                               (thousands)


List of Other Included Managers:  none


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                     FORM 13F INFORMATION TABLE
               COLUMN 1          COLUMN 2        COLUMN3    COLUMN 4        COLUMN 5       COLUMN 6    COLUMN 7           COLUMN 8
                                                             VALUE     SHRS OR  SH/ PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS     CUSIP    (x$1000)   PRN AMT  PRN CALL  DISCRETION   MANAGERS  SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ABB LTD                         SPONSORED ADR    000375204       751     50,000  SH          SOLE                50,000
------------------------------------------------------------------------------------------------------------------------------------
AES CORP                        COM              00130H105       824    100,000  SH          SOLE               100,000
------------------------------------------------------------------------------------------------------------------------------------
AETNA INC NEW                   COM              00817Y108     9,975    350,000  SH          SOLE               350,000
------------------------------------------------------------------------------------------------------------------------------------
AIXTRON AKTIENGESELLSCHAFT      SPONSORED ADR    009606104     1,043    153,100  SH          SOLE               153,100
------------------------------------------------------------------------------------------------------------------------------------
BOSTON SCIENTIFIC CORP          COM              101137107    13,584  1,755,000  SH          SOLE             1,755,000
------------------------------------------------------------------------------------------------------------------------------------
CENTEX CORP                     COM              152312104     7,448    700,000  SH          SOLE               700,000
------------------------------------------------------------------------------------------------------------------------------------
CF INDS HLDGS INC               COM              125269100     4,670     95,000  SH          SOLE                95,000
------------------------------------------------------------------------------------------------------------------------------------
CHICAGO BRIDGE & IRON CO N V    N Y REGISTRY SH  167250109     7,136    710,000  SH          SOLE               710,000
------------------------------------------------------------------------------------------------------------------------------------
CONTINENTAL RESOURCES INC       COM              212015101     5,178    250,000  SH          SOLE               250,000
------------------------------------------------------------------------------------------------------------------------------------
COVANTA HLDG CORP               COM              22282E102     9,388    427,500  SH          SOLE               427,500
------------------------------------------------------------------------------------------------------------------------------------
CVS CAREMARK CORPORATION        COM              126650100     8,622    300,000  SH          SOLE               300,000
------------------------------------------------------------------------------------------------------------------------------------
DELTA AIR LINES INC DEL         COM NEW          247361702     6,303    550,000  SH          SOLE               550,000
------------------------------------------------------------------------------------------------------------------------------------
ENVIRONMENTAL PWR CORP          COM NEW          29406L201       551    874,289  SH          SOLE               874,289
------------------------------------------------------------------------------------------------------------------------------------
EXIDE TECHNOLOGIES              COM NEW          302051206     3,822    722,500  SH          SOLE               722,500
------------------------------------------------------------------------------------------------------------------------------------
FIRST SOLAR INC                 COM              336433107    10,002     72,500  SH          SOLE                72,500
------------------------------------------------------------------------------------------------------------------------------------
FREEPORT-MCMORAN COPPER & GO    COM              35671D857     4,277    175,000  SH          SOLE               175,000
------------------------------------------------------------------------------------------------------------------------------------
GENERAL CABLE CORP DEL NEW      COM              369300108       968     54,700  SH          SOLE                54,700
------------------------------------------------------------------------------------------------------------------------------------
GILEAD SCIENCES INC             COM              375558103     6,904    135,000  SH          SOLE               135,000
------------------------------------------------------------------------------------------------------------------------------------
GRACE W R & CO DEL NEW          COM              38388F108    12,746  2,135,000  SH          SOLE             2,135,000
------------------------------------------------------------------------------------------------------------------------------------
HARBIN ELECTRIC INC             COM              41145W109     6,144    769,000  SH          SOLE               769,000
------------------------------------------------------------------------------------------------------------------------------------
ITRON INC                       COM              465741106     1,383     21,700  SH          SOLE                21,700
------------------------------------------------------------------------------------------------------------------------------------
LIFE TECHNOLOGIES CORP          COM              53217V109     2,331    100,000  SH          SOLE               100,000
------------------------------------------------------------------------------------------------------------------------------------
MAXWELL TECHNOLOGIES INC        COM              577767106       712    140,404  SH          SOLE               140,404
------------------------------------------------------------------------------------------------------------------------------------
MEMC ELECTR MATLS INC           COM              552715104     1,071     75,000  SH          SOLE                75,000
------------------------------------------------------------------------------------------------------------------------------------
MONOGRAM BIOSCIENCES INC        COM NEW          60975U207     1,842    708,331  SH          SOLE               708,331
------------------------------------------------------------------------------------------------------------------------------------
MONSANTO CO NEW                 COM              61166W101     4,573     65,000  SH          SOLE                65,000
------------------------------------------------------------------------------------------------------------------------------------
MYLAN INC                       COM              628530107     6,923    700,000  SH          SOLE               700,000
------------------------------------------------------------------------------------------------------------------------------------
NUANCE COMMUNICATIONS INC       COM              67020Y100     3,367    325,000  SH          SOLE               325,000
------------------------------------------------------------------------------------------------------------------------------------
ORMAT  TECHNOLOGIES INC         COM              686688102     1,992     62,500  SH          SOLE                62,500
------------------------------------------------------------------------------------------------------------------------------------
PHILIP MORRIS INTL INC          COM              718172109     9,790    225,000  SH          SOLE               225,000
------------------------------------------------------------------------------------------------------------------------------------
PLAINS EXPL& PRODTN CO          ADR              726505100     8,715    375,000  SH          SOLE               375,000
------------------------------------------------------------------------------------------------------------------------------------
PLAINS EXPL& PRODTN CO          COM              7265059HW     5,810    250,000  SH   CALL   SOLE               250,000
------------------------------------------------------------------------------------------------------------------------------------
POWELL INDS INC                 COM              739128106       514     17,700  SH          SOLE                17,700
------------------------------------------------------------------------------------------------------------------------------------
PROSHARES TR                    PSHS ULTSH       74347R297     7,546    200,000  SH          SOLE               200,000
                                20YRS
------------------------------------------------------------------------------------------------------------------------------------
RALCORP HLDGS INC NEW           COM              751028101     8,468    145,000  SH          SOLE               145,000
------------------------------------------------------------------------------------------------------------------------------------
RESEARCH IN MOTION LTD          COM              760975102    13,189    325,000  SH          SOLE               325,000
------------------------------------------------------------------------------------------------------------------------------------
ROCKWOOD HLDGS INC              COM              774415103     5,991    554,700  SH          SOLE               554,700
------------------------------------------------------------------------------------------------------------------------------------
RUBICON TECHNOLOGY INC          COM              78112T107       897    210,500  SH          SOLE               210,500
------------------------------------------------------------------------------------------------------------------------------------
SALESFORCE COM INC              COM              79466L302     7,042    220,000  SH          SOLE               220,000
------------------------------------------------------------------------------------------------------------------------------------
SATYAM COMPUTER SERVICES LTD    ADR              804098101     3,616    400,000  SH   CALL   SOLE               400,000
------------------------------------------------------------------------------------------------------------------------------------
SCHERING PLOUGH CORP            COM              806605101    10,984    645,000  SH          SOLE               645,000
------------------------------------------------------------------------------------------------------------------------------------
SHAW GROUP INC                  COM              820280105       921     45,000  SH          SOLE                45,000
------------------------------------------------------------------------------------------------------------------------------------
SMART BALANCE INC               COM              83169Y108    11,968  1,760,000  SH          SOLE             1,760,000
------------------------------------------------------------------------------------------------------------------------------------
SOCIEDAD QUIMICA MINERA DE C    SPON ADR SER B   833635105       802     32,900  SH          SOLE                32,900
------------------------------------------------------------------------------------------------------------------------------------
SUNPOWER CORP                   COM CL B         867652307     1,826     60,000  SH          SOLE                60,000
------------------------------------------------------------------------------------------------------------------------------------
SYNTHESIS ENERGY SYS INC        COM              871628103       981  1,442,300  SH          SOLE             1,442,300
------------------------------------------------------------------------------------------------------------------------------------
THERMO FISHER SCIENTIFIC INC    COM              883556102    10,732    315,000  SH          SOLE               315,000
------------------------------------------------------------------------------------------------------------------------------------
TRINITY INDS INC                COM              896522109       946     60,000  SH          SOLE                60,000
------------------------------------------------------------------------------------------------------------------------------------
UNITED STATES OIL FUND LP       UNITS            91232N108       993     30,000  SH          SOLE                30,000
------------------------------------------------------------------------------------------------------------------------------------
VEOLIA ENVIRONNEMENT            SPONSORED ADR    92334N103       951     30,000  SH          SOLE                30,000
------------------------------------------------------------------------------------------------------------------------------------
WALTER INDS INC                 COM              93317Q105     1,138     65,000  SH          SOLE                65,000
------------------------------------------------------------------------------------------------------------------------------------
WEATHERFORD INTERNATIONAL LT    COM              G95089101     5,410    500,000  SH          SOLE               500,000
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO & CO NEW            COM              949746101     3,685    125,000  SH          SOLE               125,000
------------------------------------------------------------------------------------------------------------------------------------
WONDER AUTO TECHNOLOGY INC      COM              978166106     5,076  1,295,000  SH          SOLE             1,295,000
------------------------------------------------------------------------------------------------------------------------------------
YINGLI GREEN ENERGY HLDG CO     ADR              98584B103     3,965    650,000  SH          SOLE               650,000
------------------------------------------------------------------------------------------------------------------------------------
YUCHENG TECHNOLOGIES LTD        COM              G98777108     9,513  1,305,000  SH          SOLE             1,305,000
------------------------------------------------------------------------------------------------------------------------------------
ZBB ENERGY CORPORATION          COM              98876R204       492    364,795  SH          SOLE               364,795
------------------------------------------------------------------------------------------------------------------------------------
ZHONGPIN INC                    COM              98952K107    11,962    996,800  SH          SOLE               996,800
------------------------------------------------------------------------------------------------------------------------------------